Disclosure of changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Trade and other receivables	$ 391	$ (169)	$ (638)
Value added and income taxes receivable	3,464	1,980	243
Prepaid expenses	866	3,232	(850)
Inventories	(1,800)	6,382	(4,318)
Trade and other payables	(4,637)	(12,652)	4,734
Other taxes payable	1,634	(931)	(708)
Changes in non-cash working capital	$ (82)	$ (2,158)	$ (1,537)